Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
28-Feb-2017
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)

15-Mar-2017
Distribution Date
28-Feb-2017
1-Feb-2017
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-Mar-2017
Record Date
14-Mar-2017
30
28
15-Mar-2017
15-Feb-2017
15-Mar-2017
15-Feb-2017
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
32,536,908.54
32,536,908.54
0.00
Class A-1 Notes
92.962596
350,000,000.00
0.000000
500,000,000.00
15,511,457.90
484,488,542.10
Class A-2A Notes
31.022916
500,000,000.00
0.968977
532,000,000.00
0.00
532,000,000.00
Class A-3 Notes
0.000000
532,000,000.00
1.000000
115,970,000.00
0.00
115,970,000.00
Class A-4 Notes
0.000000
115,970,000.00
1.000000
1,180,506,908.54
1,132,458,542.10
48,048,366.44
Total Note Balance
1,497,970,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
40,796,250.03
38,409,669.62
1,218,916,578.16
38,409,669.62
Pool Balance
1,261,576,876.26
1,211,664,461.75
1,591,275,988.02
1,536,386,784.98
54,889,203.04
42,660,298.10
1,170,868,211.72
38,416,784.98
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
38,409,669.62
2.50%
2.50%
38,416,784.98
2.50%
38,409,669.62
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
0.750000%
18,979.86
0.054228
32,555,888.40
93.016824
Class A-2A Notes
1.110000%
462,500.00
0.925000
15,973,957.90
31.947916
Class A-3 Notes
1.260000%
558,600.00
1.050000
558,600.00
1.050000
Class A-4 Notes
1.460000%
141,096.83
1.216667
141,096.83
1.216667
$49,229,543.13
Total
$1,181,176.69

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
28-Feb-2017
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
0.00
Advances made by the Servicer
Available Collections
52,575,088.36
Recoveries
0.00
48,924,230.11
52,575,088.36
140,492.81
278,480.69
3,218,371.39
13,513.36
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
1,051,314.06
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
1,181,176.69
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
48,048,366.44
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
2,294,231.17
Total Distribution
52,575,088.36
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
1,051,314.06
1,051,314.06
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
1,181,176.69
1,181,176.69
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
18,979.86
0.00
18,979.86
thereof on Class A-2A Notes
462,500.00
0.00
462,500.00
thereof on Class A-3 Notes
558,600.00
0.00
558,600.00
thereof on Class A-4 Notes
141,096.83
0.00
141,096.83
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
1,181,176.69
1,181,176.69
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
48,048,366.44
0.00
48,048,366.44
Aggregate Principal Distributable Amount
48,048,366.44
48,048,366.44
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
28-Feb-2017
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,840,966.96
0.00
0.00
3,840,966.96
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
12,570.37
942.99
942.99
942.99
13,513.36
3,840,966.96
Notice to Investors

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
28-Feb-2017
Pool Statistics
Principal Gross Losses
Pool Data
1,591,275,988.02
3.10%
44.81
21.57
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,261,576,876.26
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
17,372,102.32
0.00
988,184.40
1,211,664,461.75
51,862
52,966
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
59,357
31,552,127.79
3.09%
50.38
Pool Factor
76.14%
15.40

Investor Report
Mercedes-Benz Auto Receivables Trust 2016-1
Collection Period Ended

Amounts in USD
28-Feb-2017
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,211,664,461.75
51,862
100.00%
91-120 Days Delinquent

0.03%
365,341.02
61-90 Days Delinquent

0.04%
532,144.38
31-60 Days Delinquent
98
0.30%
3,688,630.50
Current
99.62%
1,207,078,345.85
51,731
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
3.550%
0.074%
No
Loss Statistics
Average Net Loss / (Gain)
17,952.85
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.400%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.556%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
2,531,351.92
572,597.71
Principal Net Loss / (Gain)
Principal Recoveries
275,813.12
993,310.75
Principal Net Liquidation Proceeds
139,773.57
927,291.69
Principal Gross Losses
988,184.40
4,451,954.36

Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.159%
(1) Losses includes accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
0.400%
0.397%
0.245%